Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk, Percentage			10.00%
Revenues	$ 828.1	$ 536.0	$ 2,520.5	$ 2,632.8	$ 3,931.3
Crestwood Equity Partners LP
Interest, Taxes, Depreciation and Amortization included in Earnings from Equity Method Investments	7.5	2.6	29.6	86.1	7.6
Crestwood Midstream Partners LP
Interest, Taxes, Depreciation and Amortization included in Earnings from Equity Method Investments	7.5	2.6	29.6	86.1	7.6
Revenues	$ 828.1	$ 536.0	2,520.5	$ 2,632.8	$ 3,917.5
Tesoro
Revenues			$ 465.2